Organization and Nature of Business (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Organization and Nature of Business (Details) [Line Items]
Incorporated date			Oct. 17, 2023
Cash in operations			$ (6,636,484)	$ (8,854,640)
Accumulated deficit			$ (117,798,661)		$ (140,607,594)
Grafiti Holding Inc [Member]
Organization and Nature of Business (Details) [Line Items]
Incurred of acquisition related costs	$ 1,085,297				280,789
Cash in operations	(799,535)	$ 57,285			(129,551)	(75,616)	(154,813)
Accumulated deficit	$ (3,319,466)				$ (1,754,926)	$ (406,569)	$ (332,741)